SEGMENT INFORMATION - Different geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues generated by geographic location of customers' headquarter
Net revenues	$ 3,200,583	$ 3,744,512	$ 3,390,393
Total long-lived assets	1,665,670	1,372,703
Europe
Revenues generated by geographic location of customers' headquarter
Net revenues	780,459	698,568	356,140
Australia
Revenues generated by geographic location of customers' headquarter
Net revenues	313,167	232,409	48,069
Total long-lived assets	63,143	61,960
Germany
Revenues generated by geographic location of customers' headquarter
Net revenues	109,119	95,514	94,066
South Africa
Revenues generated by geographic location of customers' headquarter
Net revenues	93,911	53,739	21,916
Spain
Revenues generated by geographic location of customers' headquarter
Net revenues	78,228	58,811	13,471
Netherlands
Revenues generated by geographic location of customers' headquarter
Net revenues	68,770	83,475	51,357
United Kingdom
Revenues generated by geographic location of customers' headquarter
Net revenues	33,158	101,479	48,295
Czech
Revenues generated by geographic location of customers' headquarter
Net revenues	17,717	17,411	10,822
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	66,389	55,730	68,144
The Americas
Revenues generated by geographic location of customers' headquarter
Net revenues	1,402,041	1,474,657	1,108,162
United States
Revenues generated by geographic location of customers' headquarter
Net revenues	852,231	999,144	628,815
Total long-lived assets	60,177	50,052
BRAZIL
Revenues generated by geographic location of customers' headquarter
Net revenues	395,303	339,964	388,554
Canada
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	14,718	9,739
Mexico
Revenues generated by geographic location of customers' headquarter
Net revenues	94,446	50,004	5,274
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	60,061	85,545	85,519
Total long-lived assets	100,513	24,899
Asia
Revenues generated by geographic location of customers' headquarter
Net revenues	1,018,083	1,571,287	1,926,091
Japan
Revenues generated by geographic location of customers' headquarter
Net revenues	372,687	483,041	476,946
Total long-lived assets	259,197	233,155
PRC
Revenues generated by geographic location of customers' headquarter
Net revenues	317,077	620,520	874,559
Total long-lived assets	835,991	824,618
Korea
Revenues generated by geographic location of customers' headquarter
Net revenues	72,552	46,697	25,244
India
Revenues generated by geographic location of customers' headquarter
Net revenues	70,893	145,873	336,468
U.A.E
Revenues generated by geographic location of customers' headquarter
Net revenues	43,311	104,467	91,991
Vietnam
Revenues generated by geographic location of customers' headquarter
Net revenues	39,268	4,216	462
Thailand
Revenues generated by geographic location of customers' headquarter
Net revenues	12,753	23,511	4,167
Total long-lived assets	331,931	168,280
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	$ 89,542	$ 142,962	$ 116,254